Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Weighted Average Assumptions and Fair Value of Options

The following table summarizes the weighted average assumptions, and the weighted average fair value of the options:

	2013	2012	2011
Number of options granted	1,939,796	818,090	716,508
Weighted average exercise price	$17.42	$22.95	$17.61
Risk-free interest rate	1.31%	1.69%	2.96%
Expected volatility	26.81%	24.11%	29.98%
Expected term (years)	6.0	7.9	8.5
Dividend yield	1.64%	1.75%	1.59%
Weighted average fair value	$9.48	$5.27	$5.78

Summary of Stock Option Activity and Changes during Year

A summary of TSYS’ stock option activity as of December 31, 2013, 2012 and 2011, and changes during the years ended on those dates is presented below:

	2013		2012		2011
(in thousands, except per share data)	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Options:
Outstanding at beginning of year	6,065	$21.27	6,082	$20.61	8,810	$23.40
Granted [1]	1,940	17.42	818	22.95	717	17.61
Exercised	(2,177)	18.75	(619)	16.15	(597)	13.51
Forfeited/canceled	(76)	16.78	(216)	23.73	(2,848)	29.96

Outstanding at end of year	5,752	$20.96	6,065	$21.27	6,082	$20.61

Options exercisable at year-end	3,232	$23.02	3,235	$24.12	3,122	$25.00

Weighted average fair value of options granted during the year		$9.48		$5.27		$5.78

1	Includes the issuance of approximately 1.1 million stock option replacement awards in connection with the acquisition of NetSpend. These awards had a market value of $13.7 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 23.

As of December 31, 2013, the average remaining contractual life and intrinsic value of TSYS’ outstanding and exercisable stock options were as follows:

	Outstanding	Exercisable
Average remaining contractual life (in years)	6.5	4.5

Aggregate intrinsic value (in thousands)	$70,851	$33,143

Summary of Stock Option Exercises	The table below summarizes these stock option exercises by year:

(in thousands)	Options Exercised and Issued from Treasury	Intrinsic Value
2013	2,177	$16,580
2012	619	4,243
2011	597	3,627

Performance Shares
Summary of Number of Shares Granted Each Year	The following table summarizes the number of shares granted each year:

	2013	2012	2011
Number of shares	1,667,246	310,690	206,040
Market value (in millions)	$41.3	6.7	3.6

Summary of Awards Authorized

A summary of the awards authorized in each year is below:

	Total Number of Shares Awarded	Potential Number of Performance- Based Shares to be Vested
2013	563,803	563,803	(2016)
2012	241,095	458,082	(2015)
2011	263,292	403,521	(2014)

Summarized Status of Performance-based Nonvested Shares and Changes during Period

A summary of the status of TSYS’ performance-based nonvested shares as of December 31, 2013, 2012 and 2011 and changes during those periods are presented below:

	2013		2012		2011
Performance-based Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	809	$18.76	580	$16.68	316	$15.65
Granted [1]	564	24.88	278	22.91	300	17.63
Vested	(324)	15.93	(37)	18.08	(36)	15.61
Forfeited/canceled	—	—	(12)	16.57	—	—

Outstanding at end of year	1,049	$22.75	809	$18.76	580	$16.68

1	Includes the issuance of approximately 87,356 stock replacement awards in connection with the acquisition of NetSpend. These awards had a market value of $2.2 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 23.

Unvested Restricted Awards
Summarized Status of Nonvested Shares and Changes during Periods

A summary of the status of TSYS’ nonvested shares as of December 31, 2013, 2012 and 2011 and the changes during the periods are presented below:

	2013		2012		2011
Nonvested shares (in thousands, except per share data)	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	554	$19.96	618	$16.80	821	$16.91
Granted [1]	1,667	24.75	311	21.47	206	17.67
Vested	(328)	19.95	(366)	15.91	(376)	17.60
Forfeited/canceled	(110)	23.82	(9)	19.85	(33)	15.71

Outstanding at end of year	1,783	$24.19	554	$19.96	618	$16.80

1	Includes the issuance of approximately 870,361 stock replacement awards in connection with the acquisition of NetSpend. These awards had a market value of $21.5 million. A portion of the expense associated with these options has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 23.